SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION	12 Months Ended
Dec. 31, 2019
Disclosure of significant accounting judgement and key sources of estimation [Abstract]
SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION
NOTE 3   -       SIGNIFICANT ACCOUNTING JUDGEMENT AND KEY SOURCES OF ESTIMATION

A.	General:

In the application of the Group's accounting policies, which are described in Note 2 above, the Group management is required, in certain cases, to make broad accounting judgments regarding estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on past experience and other factors that are considered to be relevant. Actual results could differ from these estimates.

Management reviews the estimates and underlying assumptions on an ongoing basis. Changes in accounting estimates are only recognized in the period in which the estimate is changed if the change affects only that period or in the period of change and future periods if the change affects both current and future periods.

B.	Significant judgments in applying accounting policies:

The following are the significant judgments that the management has made in the process of applying the entity’s accounting policies and that have the most significant effect on the amounts recognized in financial statements.

Revenue recognition - the Group's has revenues amounted to NIS 394,707 thousands in the year ended December 31, 2019 (NIS 338,245 thousands in the year ended December 31, 2018) for selling food products. Although, in general, the Group does not grant rights of return, its enable for certain customers from time to time to return products. The Group assesses the expected customer returns according to specific information in its possession and its past experience in similar cases. As a result, the revenues that company has recognized includes provisions to returns. (Note 4c)

Slow moving inventory - The group records a provision for slow moving inventory in respect of inventory items estimated by management not to be realized due to expiration date. The slow-moving inventory is based on the historic realization rate of the respective item as well as on management's estimate with respect to its future realization rate. (Note 4f)

Contingent liabilities and legal proceedings- In estimating the likelihood of the outcome of legal claims filed against the Company and its investees, management considers the facts and circumstances, as well as the opinion of company's legal counsel. These estimates are based on professional judgment, taking into account, inter alia, the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.